Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000003063 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003063 | Uniform Mortgage-Backed Security, TBAFR_01F0504A1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003063 | Uniform Mortgage-Backed Security, TBAFR_01F0424A8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003063 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003063 | Uniform Mortgage-Backed Security, TBAFR_01F0404A2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003063 | U.S. Treasury NotesFR_91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003063 | JPMorgan Chase & Co.FR_46647PBW5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003063 | Uniform Mortgage-Backed Security, TBAFR_01F0324A9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003063 | Government National Mortgage Association REMICSFR_38384W6J9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003063 | Federal National Mortgage Association REMICSFR_3136BTBD4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003063 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000003063 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000003063 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003063 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003063 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003063 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003063 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003063 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003063 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003063 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
C000003064 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003064 | Uniform Mortgage-Backed Security, TBAFR_01F0504A1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003064 | Uniform Mortgage-Backed Security, TBAFR_01F0424A8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003064 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003064 | Uniform Mortgage-Backed Security, TBAFR_01F0404A2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003064 | U.S. Treasury NotesFR_91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003064 | JPMorgan Chase & Co.FR_46647PBW5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003064 | Uniform Mortgage-Backed Security, TBAFR_01F0324A9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003064 | Government National Mortgage Association REMICSFR_38384W6J9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003064 | Federal National Mortgage Association REMICSFR_3136BTBD4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003064 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000003064 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000003064 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003064 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003064 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000003064 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003064 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000003064 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003064 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
C000058169 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000058169 | Uniform Mortgage-Backed Security, TBAFR_01F0504A1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000058169 | Uniform Mortgage-Backed Security, TBAFR_01F0424A8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058169 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000058169 | Uniform Mortgage-Backed Security, TBAFR_01F0404A2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058169 | U.S. Treasury NotesFR_91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058169 | JPMorgan Chase & Co.FR_46647PBW5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000058169 | Uniform Mortgage-Backed Security, TBAFR_01F0324A9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058169 | Government National Mortgage Association REMICSFR_38384W6J9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058169 | Federal National Mortgage Association REMICSFR_3136BTBD4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000058169 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000058169 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000058169 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000058169 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000058169 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000058169 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000058169 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000058169 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000058169 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000058169 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
C000263828 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000263828 | Uniform Mortgage-Backed Security, TBAFR_01F0504A1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263828 | Uniform Mortgage-Backed Security, TBAFR_01F0424A8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263828 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263828 | Uniform Mortgage-Backed Security, TBAFR_01F0404A2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263828 | U.S. Treasury NotesFR_91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263828 | JPMorgan Chase & Co.FR_46647PBW5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263828 | Uniform Mortgage-Backed Security, TBAFR_01F0324A9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263828 | Government National Mortgage Association REMICSFR_38384W6J9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263828 | Federal National Mortgage Association REMICSFR_3136BTBD4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263828 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000263828 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000263828 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000263828 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000263828 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000263828 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000263828 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000263828 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263828 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263828 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
C000003065 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003065 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003065 | U.S. Treasury NotesFR_91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003065 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003065 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003065 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003065 | Government National Mortgage Association, TBAFR_21H0226A4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003065 | Federal National Mortgage AssociationFR_31418ED80
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003065 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003065 | Federal National Mortgage AssociationFR_3140KSVF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003065 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000003065 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000003065 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000003065 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003065 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003065 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003065 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003065 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003065 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000003065 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003066 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003066 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003066 | U.S. Treasury NotesFR_91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003066 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003066 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003066 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003066 | Government National Mortgage Association, TBAFR_21H0226A4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003066 | Federal National Mortgage AssociationFR_31418ED80
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003066 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003066 | Federal National Mortgage AssociationFR_3140KSVF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003066 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000003066 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000003066 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000003066 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003066 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003066 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003066 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003066 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003066 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000003066 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000058170 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000058170 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000058170 | U.S. Treasury NotesFR_91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000058170 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058170 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000058170 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000058170 | Government National Mortgage Association, TBAFR_21H0226A4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000058170 | Federal National Mortgage AssociationFR_31418ED80
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000058170 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058170 | Federal National Mortgage AssociationFR_3140KSVF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058170 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000058170 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000058170 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000058170 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000058170 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000058170 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058170 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000058170 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058170 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000058170 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102908 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000102908 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102908 | U.S. Treasury NotesFR_91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102908 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102908 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102908 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102908 | Government National Mortgage Association, TBAFR_21H0226A4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102908 | Federal National Mortgage AssociationFR_31418ED80
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102908 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102908 | Federal National Mortgage AssociationFR_3140KSVF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102908 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000102908 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000102908 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000102908 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102908 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000102908 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102908 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000102908 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102908 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000102908 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218401 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218401 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218401 | U.S. Treasury NotesFR_91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218401 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218401 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218401 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218401 | Government National Mortgage Association, TBAFR_21H0226A4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218401 | Federal National Mortgage AssociationFR_31418ED80
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218401 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218401 | Federal National Mortgage AssociationFR_3140KSVF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218401 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000218401 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000218401 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000218401 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218401 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000218401 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218401 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000218401 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218401 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000218401 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263829 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000263829 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263829 | U.S. Treasury NotesFR_91282CNZ0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263829 | U.S. Treasury BondsFR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263829 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263829 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263829 | Government National Mortgage Association, TBAFR_21H0226A4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263829 | Federal National Mortgage AssociationFR_31418ED80
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263829 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263829 | Federal National Mortgage AssociationFR_3140KSVF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263829 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000263829 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000263829 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000263829 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263829 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000263829 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000263829 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000263829 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263829 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000263829 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003068 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003068 | Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.FR_983130AX3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003068 | Sunoco LPFR_86765KAE9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003068 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003068 | Jane Street Group/JSG Finance, Inc.FR_47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003068 | Tenet Healthcare Corp.FR_88033GDH0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003068 | Warnermedia Holdings, Inc.FR_55903VBW2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003068 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003068 | American Electric Power Co., Inc.FR_02557TAF6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003068 | PNC Financial Services Group, Inc.FR_693475BC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003068 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000003068 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003068 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003068 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003068 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003068 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003068 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003069 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003069 | Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.FR_983130AX3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003069 | Sunoco LPFR_86765KAE9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003069 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003069 | Jane Street Group/JSG Finance, Inc.FR_47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003069 | Tenet Healthcare Corp.FR_88033GDH0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003069 | Warnermedia Holdings, Inc.FR_55903VBW2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003069 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003069 | American Electric Power Co., Inc.FR_02557TAF6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003069 | PNC Financial Services Group, Inc.FR_693475BC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003069 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000003069 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003069 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003069 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000003069 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003069 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003069 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000263830 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263830 | Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.FR_983130AX3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263830 | Sunoco LPFR_86765KAE9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263830 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263830 | Jane Street Group/JSG Finance, Inc.FR_47077WAD0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263830 | Tenet Healthcare Corp.FR_88033GDH0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263830 | Warnermedia Holdings, Inc.FR_55903VBW2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263830 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263830 | American Electric Power Co., Inc.FR_02557TAF6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263830 | PNC Financial Services Group, Inc.FR_693475BC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263830 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000263830 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000263830 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000263830 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000263830 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000263830 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000263830 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003072 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000003072 | Uniform Mortgage-Backed Security, TBAFR_01F0504A1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003072 | Uniform Mortgage-Backed Security, TBAFR_01F0424A8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003072 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003072 | Uniform Mortgage-Backed Security, TBAFR_01F0404A2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003072 | U.S. Treasury NotesFR_91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003072 | JPMorgan Chase & Co.FR_46647PBW5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003072 | U.S. International Development Finance Corp.FR_90376PAL5
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003072 | Bank of America Corp.FR_06051GGF0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003072 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003072 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000003072 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000003072 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000003072 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003072 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003072 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003072 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003072 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.90%)
C000003072 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003072 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003073 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000003073 | Uniform Mortgage-Backed Security, TBAFR_01F0504A1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003073 | Uniform Mortgage-Backed Security, TBAFR_01F0424A8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003073 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003073 | Uniform Mortgage-Backed Security, TBAFR_01F0404A2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003073 | U.S. Treasury NotesFR_91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003073 | JPMorgan Chase & Co.FR_46647PBW5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003073 | U.S. International Development Finance Corp.FR_90376PAL5
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003073 | Bank of America Corp.FR_06051GGF0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003073 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003073 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000003073 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000003073 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000003073 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000003073 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003073 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003073 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003073 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(21.90%)
C000003073 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003073 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003074 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003074 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003074 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003074 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003074 | Uniform Mortgage-Backed Security, TBAFR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003074 | Government National Mortgage Association, TBAFR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003074 | Federal Home Loan Mortgage Corp.FR_3132DWES8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003074 | Goldman Sachs Group, Inc.FR_38141GXM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003074 | Uniform Mortgage-Backed Security, TBAFR_01F0326A7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003074 | Government National Mortgage Association, TBAFR_21H0406A6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003074 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000003074 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003074 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003074 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003074 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000003074 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000003074 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003074 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003074 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000003074 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003075 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003075 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003075 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003075 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003075 | Uniform Mortgage-Backed Security, TBAFR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003075 | Government National Mortgage Association, TBAFR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003075 | Federal Home Loan Mortgage Corp.FR_3132DWES8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003075 | Goldman Sachs Group, Inc.FR_38141GXM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003075 | Uniform Mortgage-Backed Security, TBAFR_01F0326A7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003075 | Government National Mortgage Association, TBAFR_21H0406A6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003075 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000003075 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003075 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003075 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003075 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000003075 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000003075 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003075 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003075 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000003075 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105186 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105186 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105186 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105186 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105186 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105186 | Uniform Mortgage-Backed Security, TBAFR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105186 | Government National Mortgage Association, TBAFR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105186 | Federal Home Loan Mortgage Corp.FR_3132DWFQ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105186 | Government National Mortgage Association, TBAFR_21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105186 | Federal Home Loan Mortgage Corp.FR_3132DWFE8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105186 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000105186 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000105186 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105186 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000105186 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000105186 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000105186 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105186 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105186 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000105186 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105185 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105185 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105185 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105185 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105185 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105185 | Uniform Mortgage-Backed Security, TBAFR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105185 | Government National Mortgage Association, TBAFR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105185 | Federal Home Loan Mortgage Corp.FR_3132DWFQ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105185 | Government National Mortgage Association, TBAFR_21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105185 | Federal Home Loan Mortgage Corp.FR_3132DWFE8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105185 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000105185 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000105185 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000105185 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000105185 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000105185 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000105185 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105185 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105185 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000105185 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218402 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218402 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218402 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218402 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218402 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218402 | Uniform Mortgage-Backed Security, TBAFR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218402 | Government National Mortgage Association, TBAFR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218402 | Federal Home Loan Mortgage Corp.FR_3132DWFQ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218402 | Government National Mortgage Association, TBAFR_21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218402 | Federal Home Loan Mortgage Corp.FR_3132DWFE8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218402 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000218402 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000218402 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218402 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218402 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000218402 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000218402 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218402 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218402 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000218402 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263831 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263831 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000263831 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263831 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263831 | TCW Private Asset Income FundFR_87807Y206
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263831 | Uniform Mortgage-Backed Security, TBAFR_01F0506A9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263831 | Government National Mortgage Association, TBAFR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263831 | Federal Home Loan Mortgage Corp.FR_3132DWFQ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263831 | Government National Mortgage Association, TBAFR_21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263831 | Federal Home Loan Mortgage Corp.FR_3132DWFE8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263831 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000263831 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000263831 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000263831 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000263831 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000263831 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000263831 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000263831 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263831 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000263831 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000201585 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000201585 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201585 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201585 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201585 | Uniform Mortgage-Backed Security, TBAFR_01F0326A7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201585 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201585 | Bank of America Corp.FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201585 | Uniform Mortgage-Backed Security, TBAFR_01F0306A1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201585 | JPMorgan Chase & Co.FR_46647PBX3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201585 | Wells Fargo & Co.FR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201585 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000201585 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000201585 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000201585 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201585 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201585 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000201585 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000201585 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201585 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000201585 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201586 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000201586 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201586 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201586 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201586 | Uniform Mortgage-Backed Security, TBAFR_01F0326A7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201586 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201586 | Bank of America Corp.FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201586 | Uniform Mortgage-Backed Security, TBAFR_01F0306A1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201586 | JPMorgan Chase & Co.FR_46647PBX3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201586 | Wells Fargo & Co.FR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201586 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.80%
C000201586 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000201586 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000201586 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201586 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201586 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000201586 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000201586 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201586 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000201586 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228997 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228997 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228997 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228997 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228997 | Government National Mortgage Association, TBAFR_21H0226A4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228997 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228997 | Government National Mortgage Association, TBAFR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228997 | Government National Mortgage Association, TBAFR_21H0406A6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228997 | Government National Mortgage Association, TBAFR_21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228997 | Government National Mortgage Association, TBAFR_21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228997 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000228997 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000228997 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000228997 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000228997 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000228997 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228997 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
C000228997 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228996 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228996 | U.S. Treasury NotesFR_91282CPA3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228996 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000228996 | Government National Mortgage Association, TBAFR_21H0506A5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228996 | Government National Mortgage Association, TBAFR_21H0226A4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228996 | Uniform Mortgage-Backed Security, TBAFR_01F0406A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228996 | Government National Mortgage Association, TBAFR_21H0526A1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228996 | Government National Mortgage Association, TBAFR_21H0406A6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228996 | Government National Mortgage Association, TBAFR_21H0326A3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228996 | Government National Mortgage Association, TBAFR_21H0426A2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228996 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000228996 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000228996 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000228996 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000228996 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000228996 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228996 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
C000228996 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	1.10%